Notes Payable - Related Party, Note (Details) (USD $)	0 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	May 03, 2012	Dec. 15, 2011	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 15, 2012	Dec. 17, 2012
Promissory Grid Note
Advances received		$ 51,300
Future advances allowed	250,000
Warrants issued, common stock available for purchase					250,000
Debt discount attributed to note			28,349	28,349	28,349
Note repaid				55,000	55,000
Interest repaid			338	1,606	9,422
Chief Executive Officer
Debt discount attributed to note					2,059
Note repaid					100,000
Interest repaid					2,059
Promissory note, related party						100,000
Related party other
Note repaid					50,000
Interest repaid					5,019
Promissory note, related party							50,000
Director of the Company
Debt discount attributed to note			110	110
Note payable recorded				$ 100,000